Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Purchase Products from a Related Party

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Name of Related Parties	Relationship to the Company
Mr. Ching Tim Hoi (“Mr. Ching”)	Controlling shareholder, CEO and Chairman of the Company and Director of Pure Beauty, Director of Raytech Holdings Company Limited, and Executive Director of Zhongshan Raytech
Mr. Ling Chun Yin (“Mr. Ling”)	Director of the Company, and assistant to CEO of Pure Beauty
Zhongshan Raytech Electric Appliances Manufacturing Company Limited (“Zhongshan Raytech”)	An entity controlled by Mr. Ching
Raytech Holdings Company Limited	An entity controlled by Mr. Ching

Schedule of Amount Due from a Director	Amount due from a director
			As of March 31,
Name of related party	Relationship	Nature of transactions	2024	2025	2025
			HKD	HKD	US$
Mr. Ching	Mr. Ching is a director of Pure Beauty	The receivable represented payments made on behalf of the director and shareholder by Pure Beauty. The loan agreement provides that borrowings are interest-free and are payable on demand. The amount was wholly settled in cash subsequently on June 28, 2024.	145,166	-	-
		Total	145,166	-	-

Schedule of Due to a Related Party Consisted

Due to related parties consisted of the following:

	As of March 31,
Name of related parties	2024	2025	2025
	HKD	HKD	US$
Zhongshan Raytech	24,278,340	12,759,342	1,640,039
Raytech Holdings Company Limited	-	2,225,051	286,000
Total	24,278,340	14,984,393	1,926,039

Schedule of Purchase Products from a Related Party	Purchase products from related parties
	For the years ended March 31,
Name of related parties	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Zhongshan Raytech	28,301,082	47,704,656	53,756,425	6,909,655
Raytech Holdings Company Limited	-	-	2,225,051	286,000
Total	28,301,082	47,704,656	55,981,476	7,195,655
Office leasing from a related party
	For the years ended March 31,
Name of a related party	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Raytech Holdings Company Limited	-	-	300,000	38,561
Total	-	-	300,000	38,561
Commission paid to a related party
	For the years ended March 31,
Name of a related party	2023	2024	2025	2025
	HKD	HKD	HKD	US$
Mr. Ling	-	-	487,216	62,625
Total	-	-	487,216	62,625